Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 20 – Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 14.

Litigation settlement

On January 29, 2019, the Company’s subsidiary filed a civil action in the Hangzhou Intermediate People’s Court against one of its customers. The defendant had purchased from the Company’s subsidiary, and the Company’s subsidiary had delivered 90,000 units of mining machines for a total amount of RMB453.6 million (approximately US$65.1 million) pursuant to an executed sales contract. The defendant has paid RMB380 million (approximately US$54.5 million), and the Company’s subsidiary is seeking payment of the remaining balance of RMB73.6 million (approximately US$10.6 million) plus interest and legal expenses. On December 30, 2021, Hangzhou Intermediate People’s Court made the judgement and supported the request of RMB73.6 million goods payment from the Company’s subsidiary. On January 24, 2022, the defendant appealed to Zhejiang Provisional Superior People’s Court and the appeal was automatically withdrawn according to the ruling made by Zhejiang Provisional Superior People’s Court on March 22, 2022. The court has made enforcement action regarding the payment by the defendant. During the year ended December 31, 2022, the Company’s subsidiary has collected RMB7.4 million (approximately US$1.1 million). When the sales contract was entered into in 2018, no associated revenue was recognized as the Company’s subsidiary concluded the collection of the consideration was not probable. The RMB7.4 million received from the settlement during the year ended December 31, 2022 was recorded as revenue because the contract has been terminated which leaves the Company’s subsidiary no remaining obligations to transfer products and the receipt of consideration is nonrefundable. The Company’s subsidiary has applied to the Hangzhou Intermediate People’s Court for compulsory enforcement for the remaining balance. The Company’s subsidiary did not receive any amount from this customer associated with this litigation for the year ended December 31, 2024. On March 19, 2025, the Beijing Intermediate People’s Court ruled to accept the bankruptcy liquidation case of the defendant, the company is recognized as a creditor, with a general claim amounting to RMB 116.8 million and a subordinated claim amounting to RMB 16.6 million. The case is currently under processing.

In December 2024, the Company’s subsidiary, along with one other claimant (collectively, the “claimant”), filed a statement of claim against the lead underwriter of an investee (the “respondent”) with the Financial Industry Regulatory Authority (“FINRA”) regarding a certain FINRA case, alleging the respondent’s violation of its fiduciary duties and duties under FINRA’s standards of conduct by recommending the claimant to invest in the investee. In March 2025, the respondent filed a counterclaim against the claimant, accusing the applicant maliciously suing the respondent. The respondent sought relief in amount that is not yet fully determined but is believed to exceed US$3 million in total and demanded that the claimant cover all costs and attorney fees associated with this case. On March 27, 2025, the claimant filed an answer disputing these counterclaims. On November 20, 2025, the parties filed a request to reschedule the final hearing. On December 3, 2025, the FINRA panel rescheduled the final hearing to October 5 to 9, 2026. As of the reporting date, the Company’s subsidiary determined that the likelihood of a loss is remote.

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company records a liability when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis. The Company did not record any accrual related to its legal contingencies for the years ended December 31, 2025, 2024 and 2023.